Equity Transactions (Details Narrative) - USD ($)								1 Months Ended															3 Months Ended			4 Months Ended	9 Months Ended		12 Months Ended
	Aug. 12, 2024	Jun. 07, 2024	May 10, 2024	Mar. 06, 2024	Nov. 09, 2023	Oct. 03, 2023	Apr. 06, 2023	Feb. 28, 2025	Jan. 21, 2025	Dec. 31, 2024	Dec. 20, 2024	Nov. 20, 2024	Oct. 31, 2024	Sep. 25, 2024	Jun. 30, 2024	Jun. 30, 2023	May 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Nov. 23, 2022	Oct. 31, 2022	Jun. 21, 2022	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Nov. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024
Class of Stock [Line Items]
Public offering				1,500,000
Common stock par value				$ 0.001										$ 0.0001	$ 0.0001	$ 0.0001							$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Share price				$ 10.00
Stock-based compensation expense																											$ 842,638	$ 2,118,649	$ 2,823,764	$ 4,222,845
Total compensation cost																				$ 1,744,192
Stock based compensation - restricted stock units																													$ 1,800,000	$ 1,800,000
Common stock shares				15,000,000										1,360,800	6,216,398	3,645,183							18,545,735				18,545,735		6,216,398	3,645,183
Class of warrant or right, exercise price of warrants or rights				$ 1.50										$ 1.53
Proceeds from offering				$ 21,000,000.0										$ 3,000,000.0
Offering shares													8,256,000
Offering price per share													$ 0.0001
Agent fees and offering expenses														$ 560,000
Common stock issued																								4,214
RSUs vested																											74,643		122,395	21,518
Vendor [Member]
Class of Stock [Line Items]
Share price																							$ 2.18				$ 2.18
Stock issued for services, shares																							45,000
Stock issued for services, amount																							$ 24,525
October Common Warrants [Member]
Class of Stock [Line Items]
Proceeds from offering													$ 15,900,000
Proceeds from issuance of warrants													$ 7,110,000
Warrant, exercise price, decrease													$ 1.37
Warrant, exercise price, increase													$ 2.12
Agent fees and offering expenses													$ 2,500,000
October Placement Agents Warrants [Member]
Class of Stock [Line Items]
Warrant, exercise price, decrease													$ 1.88
Warrant, exercise price, increase													3.54
September 2024 Offering [Member]
Class of Stock [Line Items]
Proceeds from offering																								$ 2,900,000
Warrant, exercise price, increase																								$ 1.53
Warrants exercised																								1,896,300
Prefunded Warrants [Member]
Class of Stock [Line Items]
Warrants exercised																								335,000
September Placement Agents Warrants [Member]
Class of Stock [Line Items]
Warrants exercised																								6,667
Minimum [Member] | October Common Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights													1.50
Maximum [Member] | October Common Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights													$ 2.83
Stock Options [Member]
Class of Stock [Line Items]
Stock-based compensation expense																							338,000		$ 691,000		$ 843,000	2,100,000	$ 2,800,000	$ 4,200,000
Weighted average exercise price, options grants																											$ 2.40		$ 11.70	$ 59.00
Stock Options [Member] | Employee [Member]
Class of Stock [Line Items]
Number of stock options purchased											208,902
Exercise price											$ 1.90
Fair value of stock options											$ 1.43
Stock Options [Member] | Director [Member]
Class of Stock [Line Items]
Number of stock options purchased											113,055
Exercise price											$ 1.90
Fair value of stock options											$ 1.20
Vendor [Member]
Class of Stock [Line Items]
Share price	$ 2.23		$ 4.86				$ 74.50
Stock issued for services, shares	15,000		15,000				5,000
Stock-based compensation expense	$ 33,450		$ 72,900				$ 372,500
Employees [Member] | Equity Option [Member]
Class of Stock [Line Items]
Stock option to purchase															115,800
Weighted average exercise price, options grants															$ 4.70
Weighted average contractual term, granted (in years)															2 years
Certain Employees [Member] | Equity Option [Member]
Class of Stock [Line Items]
Stock option to purchase		14,800
Weighted average exercise price, options grants		$ 57.80
New Employee [Member] | Equity Option [Member]
Class of Stock [Line Items]
Stock option to purchase						21,117
Weighted average exercise price, options grants						$ 34.10
New Employee [Member] | Equity Option [Member] | Minimum [Member]
Class of Stock [Line Items]
Awarded Vested rights, percentage		20.00%				20.00%									33.00%
New Employee [Member] | Equity Option [Member] | Maximum [Member]
Class of Stock [Line Items]
Awarded Vested rights, percentage		80.00%				80.00%									67.00%
Prefunded Warrants [Member]
Class of Stock [Line Items]
Stock option to purchase				600,000
Number of stock exercised																													600,000
Common Warrant [Member]
Class of Stock [Line Items]
Stock option to purchase				1,050,000
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Stock-based compensation expense																							$ 321,000		$ 336,000		$ 888,000	$ 1,000,000.0
RSUs vested								8,128		397													17,300			6,818
Restricted Stock Units (RSUs) [Member] | Advisory Board [Member]
Class of Stock [Line Items]
Rsu granted									105,000
Rsu granted, grant date fair value									$ 2.05
RSUs vested																							42,000
Restricted Stock Units (RSUs) [Member] | President And C E O [Member] | N2019 Omnibus Incentive Equity Plan [Member]
Class of Stock [Line Items]
Rsu granted																14,950				38,198		12,452							4,151	4,151
Rsu granted, grant date fair value																$ 41.10				$ 61.20
Shares issued over the vesting period																4,983														9,550
Shares for tax withholdings																														2,288
Restricted Stock Units (RSUs) [Member] | Four Directors [Member] | N2019 Omnibus Incentive Equity Plan [Member]
Class of Stock [Line Items]
Rsu granted																				15,564
Rsu granted, grant date fair value																				$ 61.20
Restricted Stock Units (RSUs) [Member] | Three Directors [Member] | N2019 Omnibus Incentive Equity Plan [Member]
Class of Stock [Line Items]
Rsu granted																				19,500
Rsu granted, grant date fair value																				$ 61.20
Restricted Stock Units (RSUs) [Member] | Four Director [Member] | N2019 Omnibus Incentive Equity Plan [Member]
Class of Stock [Line Items]
Rsu granted					18,270							168,300
Rsu granted, grant date fair value					$ 30.10							$ 3.36
Shares issued over the vesting period																													4,568
Restricted Stock Units (RSUs) [Member] | Two Directors [Member] | N2019 Omnibus Incentive Equity Plan [Member]
Class of Stock [Line Items]
Rsu granted					18,325							66,900
Rsu granted, grant date fair value					$ 30.10							$ 3.36
Restricted Stock Units (RSUs) [Member] | Employees [Member]
Class of Stock [Line Items]
Rsu granted															85,800
Rsu granted, grant date fair value															$ 4.74
Shares issued over the vesting period															85,800
Shares for tax withholdings															21,450
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares																	48	2,209	80
Stock option to purchase																	80	9,930	80
Share price																	$ 31.30	$ 76.40	$ 28.00
Warrants [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares																					359
Stock option to purchase																					800
Share price										$ 3.36					$ 10.65						$ 22.50			$ 3.36					$ 10.65		$ 1.20
Warrants [Member] | Minimum [Member]
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights										1.37					18.20									1.37					18.20		1.53
Warrants [Member] | Maximum [Member]
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights										$ 1.53					$ 10.00									$ 1.53					$ 10.00		$ 10.00
Placement Agents Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights				$ 1.25										$ 1.91
Warrant issued				1,050,000										98,040
Common Class A [Member] | Sales Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares																													333,749	753,925
Issuance of common stock for cash																													$ 9,300,000	$ 49,500,000
Commissions percentage																													3.00%	3.00%
Issuance costs																													$ 377,000	$ 2,000,000.0
Prefunded Warrants [Member]
Class of Stock [Line Items]
Purchase of shares				6,000,000										600,000
Common Warrants [Member]
Class of Stock [Line Items]
Common stock par value				$ 1.00										$ 1.53
Purchase of shares				10,500,000										1,960,800